FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [Table Text Block]

As at December 31, 2024, the carrying and fair values of the Company's financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value

Financial assets:
Cash and cash equivalents	$-	$106,434	$106,434	$106,434
Other investments	1,070	-	1,070	1,070
Trade and other receivables	3,310	355	3,665	3,665
Loans receivable	-	2,556	2,556	2,556
Total financial assets	$4,380	$109,345	$113,725	$113,725

Financial liabilities:
Accounts payable, accrued liabilities and other current liabilities	$3,852	$50,090	$53,943	$53,943
Derivative liabilities	26,859	-	26,859	26,859
Loans payable	-	120,236	120,236	120,236
Total financial liabilities	$30,711	$170,326	$201,038	$201,038

As at December 31, 2023, the carrying and fair values of the Company’s financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value

Financial assets:
Cash and cash equivalents	$-	$35,286	$35,286	$35,286
Other investments	5,135	-	5,135	5,135
Trade and other receivables	6,608	1,602	8,210	8,210
Loans receivable	-	3,324	3,324	3,324
Total financial assets	$11,743	$40,212	$51,955	$51,955

Financial liabilities:
Accounts payable, accrued liabilities and other current liabilities	$2,091	$44,055	$46,146	$46,146
Derivative liabilities	-	-	-	-
Loans payable	-	8,519	8,519	8,519
Total financial liabilities	$2,091	$52,574	$54,665	$54,665

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]

Assets and liabilities as at December 31, 2024 measured at fair value on a recurring basis include:

	Level 1	Level 2	Level 3	Total

Financial assets:
Other investments	$1,050	$-	$20	$1,070
Trade receivables	-	3,310	-	3,310
Total financial assets	$1,050	$3,310	$20	$4,380

Financial liabilities:
Cash settled deferred share units	$3,829	$-	$-	$3,829
Share appreciation rights	-	23	-	23
Derivative liability	-	26,859	-	26,859
Total financial liabilities	$3,829	$26,882	$-	$30,711

Assets and liabilities as at December 31, 2023 measured at fair value on a recurring basis include:

	Level 1	Level 2	Level 3	Total

Financial assets:
Other investments	$5,049	$-	$86	$5,135
Trade receivables	-	6,608	-	6,608
Total financial assets	$5,049	$6,068	$86	$11,743

Financial liabilities:
Cash settled deferred share units	$2,048	$-	$-	$2,048
Share appreciation rights	-	43	-	43
Total financial liabilities	$2,048	$43	$-	$2,091

Disclosure of market risk [Table Text Block]
	December 31, 2024		December 31, 2023
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$1,505	$2,438	$6,386	$3,335
Financial liabilities	(5,954)	(16,311)	(5,070)	(20,975)
Net financial assets (liabilities)	$(4,449)	$(13,873)	$1,316	$(17,640)

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total

Accounts payable, accrued liabilities and other current liabilities	$53,943	$-	$-	$-	$53,943
Income taxes payable	9,457	-	-	-	9,457
Loans payable	16,880	71,122	72,833	7,062	167,897
Lease liabilities	203	328	96	-	627
Provision for reclamation and rehabilitation	-	3,199	7,093	5,163	15,455
Total contractual obligations	$80,483	$74,649	$80,022	$12,225	$247,379